CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Revenues	$ 2,307,695	$ 4,608,350	$ 1,678,793
Cost of revenues	(1,387,045)	(1,200,428)	(581,585)
Gross profit	920,650	3,407,922	1,097,208
Operating (expenses) income:
Selling, general and administrative expenses	(213,241)	(354,074)	(39,904)
Research and development expenses	(10,116)	(10,041)	(6,495)
Other operating income (expense), net	86,137	(3,181)	609
Total operating expenses, net	(137,220)	(367,296)	(45,790)
Income from operations	783,430	3,040,626	1,051,418
Interest (expense) income, net	52,302	14,473	(20,482)
Exchange gain (loss)	(17,367)	680
Investment income, net	109	1,110	4,012
Income before income taxes	818,474	3,056,889	1,034,948
Income tax expense	(165,588)	(577,247)	(170,101)
Net income	652,886	2,479,642	864,847
Net income attributable to non-controlling interest	223,341	659,841	115,923
Net income attributable to Daqo New Energy Corp. ordinary shareholders	$ 429,545	$ 1,819,801	$ 748,924
Net earnings per ordinary share
Basic-ordinary shares	$ 1.15	$ 4.80	$ 2.03
Diluted-ordinary shares	$ 1.15	$ 4.67	$ 1.95
Ordinary shares used in calculating earnings per ordinary share
Basic-ordinary shares	373,586,004	379,365,310	369,341,105
Diluted-ordinary shares	374,817,676	386,459,841	383,766,406